SEGMENTS	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
SEGMENTS	2. SEGMENTS
Santander UK’s principal activity is financial services, mainly in the UK. The business is managed and reported on the basis of four segments, which are strategic business units that offer different products and services, have different customers and require different technology and marketing strategies. Geographical information is not provided, as substantially all of Santander UK’s activities are in the UK. With effect from 30 April 2026, we acquired TSB as described in Note
29, which now forms part of our Retail & Business Banking segment.
In H2-25, management updated its internal transfer pricing arrangements. The segmental results for H1-25 have been updated to reflect those changes.
Results by segment
For the half year to

	Retail & Business Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
30 June 2026	£m	£m	£m	£m	£m
Net interest income	1,897	67	335	70	2,369
Non-interest income/(expense)	52	80	34	(36)	130
Net operating income	1,949	147	369	34	2,499
Operating expenses before credit impairment charges, restructuring and specific provisions	(1,081)	(78)	(177)	(3)	(1,339)
Credit impairment (charges)	(232)	(15)	(30)	–	(277)
Restructuring and specific provisions	(74)	(214)	(16)	(62)	(366)
Total credit impairment charges, restructuring and specific provisions	(306)	(229)	(46)	(62)	(643)
Profit/(loss) before tax	562	(160)	146	(31)	517

Revenue/(expense) from external customers	2,201	373	281	(356)	2,499
Inter-segment (expense)/revenue	(252)	(226)	88	390	–
Net operating income	1,949	147	369	34	2,499

Customer loans	210,825	4,988	19,492	–	235,305
Customer deposits	192,567	–	24,848	3,332	220,747

30 June 2025	£m	£m	£m	£m	£m
Net interest income	1,757	61	330	46	2,194
Non-interest income/(expense)	16	97	26	(75)	64
Net operating income/(expense)	1,773	158	356	(29)	2,258
Operating expenses before credit impairment charges, restructuring and specific provisions	(1,061)	(84)	(196)	26	(1,315)
Credit impairment (charges)	(78)	(10)	(17)	–	(105)
Restructuring and specific provisions	(67)	(9)	(17)	1	(92)
Total credit impairment charges, restructuring and specific provisions	(145)	(19)	(34)	1	(197)
Profit/(loss) before tax	567	55	126	(2)	746

Revenue/(expense) from external customers	2,023	387	295	(447)	2,258
Inter-segment (expense)/revenue	(250)	(229)	61	418	–
Net operating income/(expense)	1,773	158	356	(29)	2,258

At 31 December 2025
Customer loans	173,462	4,979	18,927	(1)	197,367
Customer deposits	155,652	–	24,414	3,536	183,602
The table below shows the relationship between Customer assets and Loans and advances to customers as presented in the Condensed Consolidated Balance
Sheet. Customer balances exclude joint ventures, as they carry low credit risk and therefore have an immaterial ECL, Other items, mainly accrued interest that we have not yet charged to the customer's account and cash collateral. It also shows the relationship between customer liabilities (see above) and Deposits by customers as presented in the Condensed Consolidated Balance Sheet.

	Net carrying amount
	Assets		Liabilities
	30 June 2026	31 December 2025	30 June 2026	31 December 2025
	£m	£m	£m	£m
Customer balances (gross)	235,305	197,367	220,747	183,602
Loan loss allowance	(802)	(729)	–	–
Customer balances (net)	234,503	196,638	220,747	183,602
Intercompany balances (including joint ventures)	5,176	5,054	2,750	3,145
Accrued interest	825	725	1,011	928
Other items	(98)	192	81	(375)
Loans and advances to customers / Deposits by customers	240,406	202,609	224,589	187,300